Inventories - changes in Group's construction contracts net asset/(liability) (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of changes in Summarized Recognized Revenue from Construction Contracts [Line Items]
Receivables from contracts with customers at beginning of period	€ 111
Receivables from contracts with customers at end of period	185
construction contract net asset (liability) [Domain]
Disclosure of changes in Summarized Recognized Revenue from Construction Contracts [Line Items]
Receivables from contracts with customers at beginning of period	111
Revenue from construction contracts	547
Advances received from customers	(473)
Receivables from contracts with customers at end of period	€ 185